Expense Example {- Fidelity® Capital Appreciation Fund} - 10.31 Fidelity Capital Appreciation Fund K PRO-08 - Fidelity® Capital Appreciation Fund - Fidelity Capital Appreciation Fund-Class K	Dec. 30, 2021 USD ($)
Expense Example:
1 year	$ 78
3 years	243
5 years	422
10 years	$ 942